Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of exchange rates used to translate amounts in USD
Period Covered	Balance Sheet Date Rates	Average Rates
Year ended December 31, 2020	6.5277	6.9001
Year ended December 31, 2019	6.9680	6.9088
Period Covered	Balance Sheet Date Rate	Average Rate
Year ended December 31, 2020	0.8153	0.8772
Year ended December 31, 2019	0.8916	0.8934
Period Covered	Balance Sheet Date Rate	Average Rate
Year ended December 31, 2020	103.1589	106.7408
Year ended December 31, 2019	108.6384	109.0086

Schedule of property and equipment estimated useful lives
Machinery equipment	5 - 20 years
Computer software	10 years
Electronic equipment	5 - 10 years
Office equipment	5 - 10 years
Motor vehicles	5 - 10 years
Leasehold improvement	Shorter of the lease term or estimated useful life
Buildings	20 - 50 years

Schedule of assets measured at fair value
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observation Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Balance
Publicly listed equity securities
As of December 31, 2020	$3,138,578	-	-	3,138,578
As of December 31, 2019	$-	-	-	-